Equity - Summary of Advances and Payments of Promissory Note Advances (Detail) - Predecessor - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Beginning balance	$ 2,443	$ 1,690	$ 9,799
Advances	101	1,096	9,403
Payments	(20)	(393)	(17,757)
Accrued Interest	51	50	245
Dissolution	(2,575)
Ending balance		2,443	1,690
Principal
Class of Stock [Line Items]
Beginning balance	2,367	1,651	9,702
Advances	101	1,096	9,403
Payments	(20)	(380)	(17,454)
Dissolution	(2,448)
Ending balance		2,367	1,651
Interest
Class of Stock [Line Items]
Beginning balance	76	39	97
Payments		(13)	(303)
Accrued Interest	51	50	245
Dissolution	$ (127)
Ending balance		$ 76	$ 39